Baillie Gifford EAFE Choice Fund
Baillie Gifford EAFE Choice Fund
BAILLIE GIFFORD FUNDS The EAFE Choice Fund Supplement dated August 6, 2015 to the Prospectus dated May 1, 2015
Average Annual Total Returns for Periods Ended December 31, 2014

Effective immediately, the table titled “Average Annual Total Returns for Periods Ended December 31, 2014” under “The EAFE Choice Fund — Performance” on page 14 of the Prospectus is restated in its entirety as follows:

Average Annual Returns - Baillie Gifford EAFE Choice Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, Since Inception	[1]	Average Annual Returns, Inception Date
Class 2		(4.25%)	6.75%		8.03%		Dec. 17, 2009
Class 1		(4.46%)	6.56%	[2]	7.83%	[2]	Dec. 17, 2009
Class 3	[3]	(4.18%)	6.77%		8.04%		Dec. 17, 2009
Class 4	[4]	(4.25%)	6.75%		8.03%		Dec. 17, 2009
Class 5	[5]	(4.25%)	6.75%		8.03%		Dec. 17, 2009
After Taxes on Distributions | Class 2		(4.72%)	5.76%		7.03%
After Taxes on Distributions and Sale of Fund Shares | Class 2		(2.40%)	4.85%		5.88%
MSCI EAFE Index		(4.48%)	5.80%		5.80%		Dec. 17, 2009
FTSE Developed ex U.S. Index		(4.03%)	5.66%		6.11%		Dec. 17, 2009
[1]	The Fund commenced operations on December 17, 2009.
[2]	Performance for Class 1 shares prior to their date of inception (December 17, 2013) is derived from the historical performance of Class 2 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 1 shares.
[3]	Performance for Class 3 shares prior to the date Class 3 most recently recommenced investment operations (July 7, 2014) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.
[4]	Performance for Class 4 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.
[5]	Performance for Class 5 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.